SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Standards (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the operating lease commitment, maximum	20 years
Future minimum lease payments	¥ 838,213